Income Tax (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Income Tax [Line Items]
Combined tax rate	34.00%
Deferred tax liabilities	R$ 3,145	R$ 3,719
Book and Tax [Member]
Income Tax [Line Items]
Deferred tax liabilities	R$ 44,566	R$ 42,624